Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

Note 13 – Intangible assets

Accounting policies

Separately acquired licenses, rights and patents are initially measured at cost. Licenses, rights and patents acquired in connection with the purchase of a legal entity where substantially all of the fair value of the gross assets acquired is concentrated in a single asset are considered an asset acquisition and initially recognized at cost at the acquisition date. The cost accumulation model has been applied for accounting for contingent considerations , whereby all further consideration is added when incurred, to the cost of the asset initially recorded.

The acquired intangibles have a finite useful life and are subsequently carried at cost less accumulated amortizations using the straight-line method over the estimated useful life and impairment losses. The amortization periods are as follows:

• License, rights and patents: Based on lifetime of patent etc.
• Intellectual property:	10 years
• Physician relationsship:	8 years

Amortizations will recognized in the income statement as R&D expenses when the intangibles are available for use based on the determined useful life. Useful lifetime is assessed continuously for all new acquried assets.

If circumstances or changes in Zealand's operations indicate that the carrying amount of the intangibles may not be recoverable, Management will review the intangibles for impairment. Refer to note 12.

At December 31, 2020, licenses, rights and patents comprise a right that will be included in a future development project originating from the acquisition of Encycle Therapeutics in October 2019 and the intangible assets arising from the acquisition of Valertias activities.

The right has been measured based on the overall cost of the transaction less the fair value of the cash balance and trade payables also acquired. The fair value of the contingent considerations related to Encycle Therapeutics was assessed to be zero as per the acquisition date due to Zealand applying the cost accumulation model for accounting for contingent considerations, whereby all further consideration is added when incurred, to the cost of the asset initially recorded.

Physician relationships and IP rights acquired through business combinations are measured at fair value at the acquisition date and amortized on a systematic basis over their useful life 8 and 10 years respectively (unless the asset has an indefinite useful life, in which case it is not amortized).

	Licenses	Intellectual	Physician
DKK thousand	rights and patents	property	relationship
Cost at January 1, 2020	2,480	0	0
Additions due to business combinations, cf. note 29	0	13,692	68,459
Additions	0	0	0
Currency translation	50	0	(7,883)
Cost at December 31, 2020	2,530	13,692	60,576
Amortization at January 1, 2020	0	0	0
Amortization for the year	0	957	5,901
Impairment, cf. note 12	0	12,735	0
Currency translation	0	0	(280)
Amortization at December 31, 2020	0	13,692	5,621
Carrying amount at December 31, 2020	2,530	0	54,955
Amortization and impairment for the financial year has been charged as:
Research and development expenses	0	0	0
Administrative expenses	0	0	0
Sale and marketing expenses	0	13,692	5,901
Total	0	13,692	5,901
Cost at January 1, 2019	0	0	0
Additions	2,480	0	0
Cost at December 31, 2019	2,480	0	0
Amortization at January 1, 2019	0	0	0
Amortization at December 31, 2019	0	0	0
Carrying amount at December 31, 2019	2,480	0	0
Amortization for the financial year has been charged as:
Research and development expenses	0	0	0
Sale and marketing expenses	0	0	0
Administrative expenses	0	0	0
Total	0	0	0